DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 3. DISCONTINUED OPERATIONS

The Titanium Dioxide, Performance Additives and other businesses were included in Huntsman's financial results in different legal forms, including, but not limited to: (1) wholly-owned subsidiaries for which the Titanium Dioxide and Performance Additives businesses were the sole businesses; (2) legal entities that were comprised of other businesses and include the Titanium Dioxide and/or Performance Additives businesses; and (3) variable interest entities in which the Titanium Dioxide, Performance Additives and other businesses are the primary beneficiaries. Because the historical condensed consolidated and combined financial information for the periods indicated reflect the combination of these legal entities under common control, the historical condensed consolidated and combined financial information includes the results of operations of other Huntsman businesses that are not a part of our operations after the Separation. The legal entity structure of Huntsman was reorganized during the fourth quarter of 2016 and the second quarter of 2017 such that the other businesses would not be included in Venator’s legal entity structure and as such, the discontinued operations presented below reflect financial results of the other businesses through the date of such reorganization.

The following table summarizes the balance sheet data for discontinued operations:

December 31,
(Dollars in millions)	2016
ASSETS
Current assets:
Cash and cash equivalents	$1
Accounts receivable (net of allowance for doubtful accounts of $1)	10
Accounts receivable from affiliates	61
Inventories	9
Prepaid expenses	1
Other current assets	2
Total current assets of discontinued operations	84
Property, plant and equipment, net	19
Intangible assets, net	2
Deferred income taxes	21
Noncurrent assets of discontinued operations	42
Total assets of discontinued operations	$126
LIABILITIES
Current liabilities:
Accounts payable	$7
Accounts payable to affiliates	2
Accrued liabilities	18
Total current liabilities of discontinued operations	27
Deferred income taxes	1
Other noncurrent liabilities	77
Noncurrent liabilities of discontinued operations	78
Total liabilities of discontinued operations	$105

The following table summarizes the operations data for discontinued operations:

	Three months ended		Nine months ended
	September 30,		September 30,
(Dollars in millions)	2017	2016	2017	2016
Revenues:
Trade sales, services and fees, net	$—	$28	$15	$83
Related party sales	—	15	17	51
Total revenues	—	43	32	134
Cost of goods sold	—	36	26	110
Operating expenses:
Selling, general and administrative (includes corporate allocations of nil, $2, $1 and $5, respectively)	—	6	(7)	16
Restructuring, impairment and plant closing costs	—	—	1	—
Other (income) expense, net	—	(1)	1	(2)
Total expenses (income)	—	5	(5)	14
Income from discontinued operations before tax	—	2	11	10
Income tax expense	—	—	(3)	(2)
Net income from discontinued operations	$—	$2	$8	$8

26. DISCONTINUED OPERATIONS

The Titanium Dioxide, Performance Additives and other businesses were included in Huntsman’s financial results in different legal forms, including, but not limited to: (1) wholly‑owned subsidiaries for which the Titanium Dioxide and Performance Additives businesses were the sole businesses; (2) legal entities that are comprised of other businesses and include the Titanium Dioxide and/or Performance Additives businesses; and (3) variable interest entities in which the Titanium Dioxide, Performance Additives and other businesses are the primary beneficiaries. Because the historical combined financial information for the periods indicated reflect the combination of these legal entities under common control, the historical combined financial information includes the results of operations of other Huntsman businesses that are not a part of our operations after the Separation. The legal entity structure of Huntsman was reorganized during the fourth quarter of 2016 and the second quarter of 2017 such that the other businesses would not be included in Venator’s legal entity structure and as such, the discontinued operations presented below reflect financial results of the other businesses through the date of such reorganization.

The following table summarizes the balance sheet data for discontinued operations:

	December 31,	December 31,
	2016	2015
	(Dollars in millions)
ASSETS
Current assets:
Cash and cash equivalents	$1	$1
Accounts receivable (net of allowance for doubtful accounts of $1 each)	10	18
Accounts receivable from affiliates	61	82
Inventories	9	15
Prepaid expenses	1	1
Other current assets	2	2
Total current assets discontinued operations	84	119
Property, plant and equipment, net	19	50
Goodwill	2	2
Deferred income taxes	21	32
Other assets	—	5
Noncurrent assets of discontinued operations	42	89
Total assets of discontinued operations	$126	$208
LIABILITIES
Current liabilities:
Accounts payable	$7	$12
Accounts payable to affiliates	2	2
Accrued liabilities	18	17
Total current liabilities of discontinued operations	27	31
Long-term debt	—	4
Deferred income taxes	1	1
Other noncurrent liabilities	77	113
Noncurrent liabilities of discontinued operations	78	118
Total liabilities of discontinued operations	$105	$149

The following table summarizes the operations data for discontinued operations:

	Year ended
	December 31,
	2016	2015	2014
	(Dollars in millions)
Revenues:
Trade sales, services and fees, net	$110	$108	$105
Related party sales	60	60	75
Total revenues	170	168	180
Cost of goods sold	147	146	154
Operating expenses:
Selling, general, and administrative (includes corporate allocations of $7, $6 and $8, respectively)	15	8	17
Restructuring, impairment and plant closing costs	—	3	2
Other income, net	(1)	(2)	(3)
Total expenses	14	9	16
Income from discontinued operations before tax	9	13	10
Income tax expense	(1)	(3)	(1)
Net income from discontinued operations	$8	$10	$9